Trading derivatives (assets and liabilities) and Short positions (Tables)	12 Months Ended
Dec. 31, 2020
Trading derivatives
Financial instruments
Schedule of financial instruments

	12/31/2019		12/31/2020
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	80,499	76,639	196,402	189,841
Currency risk	71,026	67,623	99,606	95,406
Market price risk	222	219	163	864
	151,747	144,481	296,171	286,111

Short positions
Financial instruments
Schedule of financial instruments

	12/31/2019	12/31/2020

Securities loans:
Debt instruments	8,280	15,263
Equity instruments	—	—
	8,280	15,263
Short sales:
Debt instruments	839	102
	9,119	15,365